Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 249.8	€ 181.0	€ 225.2
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	194,019,070
Basic earnings per share (in euros per share)	€ 1.43	€ 1.02	€ 1.16
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	197,894,106
Diluted earnings per share (in euros per share)	€ 1.43	€ 1.02	€ 1.14
Profit (loss)	€ 249.8	€ 181.0	€ 225.1